GS Mortgage-Backed Securities Trust 2022-RPL2

Exhibit 99.5 - Schedule 6

Customer Loan ID	Channel	Rate Lock Date	Application Date	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Citizenship Indicator	Co Borrower Citizenship Indicator	Residual Income	Points And Fees	Points And Fees Without Reductions	APR	Qualifying Interest Rate	Average Prime Offer Rate	GSE Eligibility	Originator QM/ATR Status	TPR QM/ATR Status	Non QM Reason	TRID
XXXX	Retail	XXXX	XXXX	Employed	Employed	US	US	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		Non-QM/Compliant		Yes